Earnings per share (Tables)	12 Months Ended
Dec. 31, 2023
Earnings per share [abstract]
Schedule of Computation of the Income (Loss) and Share Data Used in the Basic and Diluted Earnings Per Share
The computation of the income and share data used in the basic and diluted earnings per share is as follows:

	2023	2022	2021
Basic earnings per share—
Net profit	$514,097	$348,054	$43,844
Weighted-average shares outstanding	40,105	40,445	42,439
Non-vested dividend participating awards	123	136	162
	40,228	40,581	42,601
	12.78	8.58	1.03
Diluted earnings per share—
Net profit	$514,097	$348,054	$43,844
Interest on convertible senior notes	—	42,403	—
Net change in fair value of derivatives	—	(17,189)	—
Net profit income adjusted for the effect of dilution	514,097	373,268	43,844
Weighted-average shares outstanding	40,228	40,581	42,601
Convertible shares	—	6,775	—
	40,228	47,356	42,601
	12.78	7.88	1.03